General and administrative expenses (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019		Jun. 30, 2018
General And Administrative Expenses [Line Items]
Occupancy		$ 81	$ 89	$ 209	$ 169		$ 426
Rent and maintenance of IT and other equipment		79	87	78	167		158
Communication and market data services		131	131	124	262		256
Administration		1,236	1,269	1,230	2,505		2,601
of which: shared service costs charged by UBS Group AG or its subsidiaries		1,139	1,136	1,163	2,275		2,386
of which: UK and German bank levy		(32)	15	(26)	(17)		(26)
Marketing and public relations		49	50	62	99		136
Travel and entertainment		87	77	97	164		181
Professional fees		173	156	210	329		417
Outsourcing of IT and other services		140	146	183	286		369
Litigation, regulatory and similar matters	[1]	4	(8)	132	(4)		121
Other		24	29	7	53		38
Total general and administrative expenses		2,004	2,026	2,333	$ 4,030	[2]	$ 4,703	[2]
Recoveries from third parties		$ 1	$ 7	$ 10

[1]
Reflects the net increase in / (release of) provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 15 for more information. Also includes recoveries from third parties (second quarter of 2019: USD 1 million; first quarter of 2019: USD 7 million; second quarter of 2018: USD 10 million).

[2]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019